Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial Assets and Liabilities
27.
Financial Assets and Liabilities

We have various financial assets such as trade and non-trade receivables, cash and short-term deposits. Our principal financial liabilities, other than derivatives, comprise of bank loans, lease liabilities, trade and non-trade payables. The main purpose of these financial liabilities is to finance our operations. We also enter into derivative transactions, primarily forward foreign exchange contracts and options to manage the currency arising from our operations and sources of financing. Our accounting policies in relation to derivatives are set out in Note 2 – Summary of Material Accounting Policies – Financial Instruments.

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2025 and 2024:

	Financial instruments at amortized cost		Financial instruments at FVPL	Derivatives used for hedging	Total financial instruments
	(in million pesos)
Assets as at December 31, 2025
Noncurrent:
Financial assets at fair value through profit or loss	—		1,030	—	1,030
Debt instruments at amortized cost – net of current portion	350		—	—	350
Derivative financial assets – net of current portion	—		—	617	617
Other financial assets – net of current portion	3,616	(1)	—	—	3,616
Current:
Cash and cash equivalents	11,866		—	—	11,866
Short-term investments	10		—	—	10
Trade and other receivables	31,367		—	—	31,367
Current portion of derivative financial assets	—		203	—	203
Current portion of debt instruments at amortized cost	20		—	—	20
Current portion of other financial assets	339	(1)	—	—	339
Total assets	47,568		1,233	617	49,418

Liabilities as at December 31, 2025
Noncurrent:
Interest-bearing financial liabilities – net of current portion	278,868		—	—	278,868
Lease liabilities – net of current portion	55,276		—	—	55,276
Customers' deposits	1,262		—	—	1,262
Deferred credits and other noncurrent liabilities	1,583		—	—	1,583
Current:
Accounts payable	52,755		—	—	52,755
Accrued expenses and other current liabilities	60,807		2	—	60,809
Current portion of interest-bearing financial liabilities	16,180		—	—	16,180
Current portion of lease liabilities	8,897		—	—	8,897
Dividends payable	2,087		—	—	2,087
Current portion of derivative financial liabilities	—		—	77	77
Liabilities associated with assets classified as held-for-sale	1,625		—	—	1,625
Total liabilities	479,340		2	77	479,419
Net assets (liabilities)	(431,772)		1,231	540	(430,001)

(1)
Includes refundable deposits and notes receivable.

	Financial instruments at amortized cost		Financial instruments at FVPL	Derivatives used for hedging	Total financial instruments
	(in million pesos)
Assets as at December 31, 2024
Noncurrent:
Financial assets at fair value through profit or loss	—		1,101	—	1,101
Debt instruments at amortized cost – net of current portion	370		—	—	370
Derivative financial assets – net of current portion	—		—	385	385
Other financial assets – net of current portion	3,126	(1)	—	—	3,126
Current:				—
Cash and cash equivalents	10,011		—	—	10,011
Short-term investments	136		—	—	136
Trade and other receivables	31,612		—	—	31,612
Current portion of derivative financial assets	—		30	—	30
Current portion of debt instruments at amortized cost	25		—	—	25
Current portion of other financial assets	831	(1)	—	—	831
Total assets	46,111		1,131	385	47,627

Liabilities as at December 31, 2024
Noncurrent:
Interest-bearing financial liabilities – net of current portion	258,246		—	—	258,246
Lease liabilities – net of current portion	46,703		—	—	46,703
Customers' deposits	2,046		—	—	2,046
Deferred credits and other noncurrent liabilities	90		—	—	90
Current:
Accounts payable	61,204		—	—	61,204
Accrued expenses and other current liabilities	70,795		2	—	70,797
Current portion of interest-bearing financial liabilities	23,340		—	—	23,340
Current portion of lease liabilities	7,335		—	—	7,335
Dividends payable	2,005		—	—	2,005
Current portion of derivative financial liabilities	—		20	77	97
Liabilities associated with assets classified as held-for-sale	1,615		—	—	1,615
Total liabilities	473,379		22	77	473,478
Net assets (liabilities)	(427,268)		1,109	308	(425,851)

(1)
Includes refundable deposits and notes receivable.

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at
December 31, 2025 and 2024:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 21, 2025
Current Financial Assets
Trade and other receivables
Foreign administrations	4,071	2,540	1,531
Domestic carriers	400	192	208
Total	4,471	2,732	1,739
Current Financial Liabilities
Accounts payable
Suppliers and contractors	50,024	128	49,896
Carriers and others	4,835	2,225	2,610
Total	54,859	2,353	52,506

December 31, 2024
Current Financial Assets
Trade and other receivables
Foreign administrations	2,536	1,359	1,177
Domestic carriers	356	100	256
Total	2,892	1,459	1,433
Current Financial Liabilities
Accounts payable
Suppliers and contractors	58,613	89	58,524
Carriers and others	8,359	5,825	2,534
Total	66,972	5,914	61,058

There are no financial instruments subject to an enforceable master netting arrangement as at December 31, 2025 and 2024.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2025 and 2024 other than those whose carrying amounts are reasonable approximations of fair values. This includes financial assets and financial liabilities measured using Level 3 inputs, which are not based on observable market data:

	Carrying Value		Fair Value
	2025	2024	2025	2024
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	350	370	349	363
Other financial assets – net of current portion	3,616	3,126	2,973	2,716
Total	3,966	3,496	3,322	3,079
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	278,868	258,246	272,011	246,572
Customers' deposits	1,262	2,046	837	1,311
Deferred credits and other noncurrent liabilities	1,583	90	1,372	79
Total	281,713	260,382	274,220	247,962

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2025 and 2024. This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	December 31, 2025				December 31, 2024
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	1,027	3	1,030	—	1,098	3	1,101
Current Financial Assets
Current portion of derivative financial assets	—	203	—	203	—	30	—	30
Total	—	1,230	3	1,233	—	1,128	3	1,131

Current Financial Liabilities
Accrued expenses and other current liabilities	—	2	—	2	—	2	—	2
Current portion of derivative financial liabilities	—	—	—	—	—	20	—	20
Total	—	2	—	2	—	22	—	22

(1)
Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)
Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)
Fair values determined using discounted values of future cash flows for the assets or liabilities.

As at December 31, 2025 and 2024, there were no transfers into and out of Level 3 and between Level 1 and Level 2 fair value measurements.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate such value:

Long-term financial assets and liabilities:

Fair value is based on the following:

Type	Fair Value Assumptions	Fair Value Hierarchy
Noncurrent portion of advances and other noncurrent assets	Estimated fair value is based on the discounted values of future cash flows using the applicable zero-coupon rates plus counterparties’ credit spread.	Level 3
Fixed rate loans: U.S. Dollar notes	Quoted market price.	Level 1
Investment in debt securities	Fair values were determined using quoted prices. For non-quoted securities, fair values were determined using discounted cash flow based on market observable rates.	Level 1 Level 2
Other loans in all other currencies	Estimated fair value is based on the discounted value of future cash flows using the applicable Commercial Interest Reference Rate and BVAL rates for similar types of loans plus PLDT’s credit spread.	Level 3
Variable rate loans	The carrying value approximates fair value because of recent and regular repricing based on market conditions.	Level 2

Derivative Financial Instruments

Forward foreign exchange contracts and foreign currency options: The fair values were computed as the present value of estimated future cash flows using market U.S. Dollar and Philippine Peso interest rates as at valuation date.

The valuation techniques considered various inputs including the credit quality of counterparties.

Due to the short-term nature of the transactions, the fair value of cash and cash equivalents, short-term investments, trade and other receivables, accounts payable, accrued expenses and other current liabilities and dividends payable approximate their carrying values as at the end of the reporting period.

Our derivative financial instruments are accounted for as either cash flow hedges or transactions not designated as hedges. Cash flow hedges refer to those transactions that hedge our exposure to variability in cash flows attributable to a particular risk associated with a recognized financial asset or liability and exposures arising from forecast transactions. Changes in the fair value of these instruments representing effective hedges are recognized directly in other comprehensive income until the hedged item is recognized in our consolidated income statements. For transactions that are not designated as hedges, any gains or losses arising from the changes in fair value are recognized directly to income for the period.

As at December 31, 2025 and 2024, we have taken into account the counterparties’ credit risks (for derivative assets) and our own non-performance risk (for derivative liabilities) and have included a credit or debit valuation adjustment, as appropriate, by assessing the maximum credit exposure and taking into account market-based inputs which considers the risk of default occurring and corresponding losses once the default event occurs. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2025 and 2024:

							December 31, 2025		December 31, 2024
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost/ (Premium)	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$1,191	Various dates in 2023 and 2024	U.S. Dollar Liabilities	Various dates in 2024	—	Php56.93	US$—	—	US$—	—
	US$303	Various dates in October to December 2024	U.S. Dollar Liabilities	Various dates in January to July 2025	—	Php58.45	—	—	303	(10)
	US$14	Various dates in October to December 2024	U.S. Dollar Revenues	Various dates in July to December 2025	—	Php58.65	—	—	14	(2)
	US$766	Various dates in January to December 2025	U.S. Dollar Liabilities	Various dates in March 2025 to May 2026	—	Php57.75	243	165
	US$38	Various dates in June to December 2025	U.S. Dollar Revenues	Various dates in December 2025 to December 2026	—	Php58.37	37	(27)	—	—
	US$77	Various dates in January 2026	U.S. Dollar Liabilities	Various dates in March to August 2026	—	Php59.01	—	—	—	—
	US$2	Various dates in January 2026	U.S. Dollar Revenues	Various dates in December 2026	—	Php60.13	—	—	—	—
	US$22	Various dates in December 2025	U.S. Dollar Cash	January 2026	—	Php58.70	22	(2)	—	—
Foreign exchange options(a)	US$16	Various dates in March to September 2024	U.S. Dollar Liabilities	Various dates in September to December 2024	—	Php56.40	—	—	—	—
					—	Php56.84	—	—	—	—
					—	Php57.76	—	—	—	—
	US$10	Various dates in September to December 2024	U.S. Dollar Liabilities	Various dates in April 2025	—	Php57.00	—	—	10	(3)
					—	Php57.59	—	—	—	—
					—	Php58.32	—	—	—	—

	US$22	Various dates in January to December 2025	U.S. Dollar Liabilities	Various dates in April 2025 to April 2026	—	Php56.71	6	10	—	—
					—	Php56.99	—	—	—	—
					—	Php58.74	—	—	—	—

	US$11	Various dates in January to February 2026	U.S. Dollar Liabilities	Various dates in April to December 2026	—	Php57.76	—	—	—	—
					—	Php58.00	—	—	—	—
					—	Php59.56	—	—	—	—
								146		(15)
Smart
Forward foreign exchange contracts	US$1,063	Various dates in June 2023 to December 2024	U.S. Dollar Liabilities	Various dates in 2024	—	Php56.66	US$—	—	US$—	—
	US$204	Various dates in October to December 2024	U.S. Dollar Liabilities	Various dates in January to June 2025	—	Php58.18	—	—	204	31
	US$5	Various dates in October to November 2024	U.S. Dollar Revenues	Various dates in July to November 2025	—	Php58.48	—	—	5	(2)
	US$550	Various dates in January to December 2025	U.S. Dollar Liabilities	Various dates in January 2025 to March 2026	—	Php57.83	120	46	—	—
	US$23	Various dates in June to December 2025	U.S. Dollar Revenues	Various dates in December 2025 to November 2026	—	Php58.22	21	(16)	—	—
	US$72	Various dates in January 2026	U.S. Dollar Liabilities	Various dates in March to July 2026	—	Php59.36	—	—	—	—
	US$1	Various dates in January 2026	U.S. Dollar Revenues	Various dates in December 2026	—	Php59.88	—	—	—	—
Foreign exchange options(b)	US$45	Various dates in 2023 and 2024	U.S. Dollar Liabilities	Various dates in 2024	—	Php55.60 Php56.00 Php57.00	—	—	—	—
	US$8	Various dates in September to December 2024	U.S. Dollar Liabilities	Various dates in January to April 2025	—	Php57.01 Php57.41 Php58.63	—	—	8	(4)
	US$58	Various dates in January to December 2025	U.S. Dollar Liabilities	Various dates in April 2025 to May 2026	—	Php57.71 Php58.03 Php59.55	18	27	—	—
	US$20	Various dates in January to February 2026	U.S. Dollar Liabilities	Various dates in May to September 2026	—	Php58.07 Php58.30 Php59.65	—	—	—	—
								57		25
								203		10

							December 31, 2025		December 31, 2024
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost/ (Premium)	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions designated as hedges:
PLDT
Long-term foreign currency options(c)	US$225	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.58 Php55.27	US$222	271	US$225	86
	US$109	Various dates in July 2020 and July 2025	300M Notes 2031	January 23, 2031	1.21%	Php49.67 Php55.35	US$108	106	109	78
								377		164
Smart
Long-term foreign currency options(d)	US$109	February to April 2021	US$140 PNB Loan	December 13, 2030	1.63%	Php48.00 Php53.34	US$55	163	US$66	144
								163		144
								540		308
								743		318
(a)
If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php56.84 to Php57.76, PLDT will purchase the U.S. Dollar for Php56.84. However, if on maturity, the exchange rate settles above Php57.76, PLDT will purchase the U.S. Dollar for Php56.84 plus the excess above Php57.76, and if the exchange rate is lower than Php56.84, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php56.40.

If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php57.59 to Php58.32, PLDT will purchase the U.S. Dollar for Php57.59. However, if on maturity, the exchange rate settles above Php58.32, PLDT will purchase the U.S. Dollar for Php57.59 plus the excess above Php58.32, and if the exchange rate is lower than Php57.59, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.00.

If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php56.99 to Php58.74, PLDT will purchase the U.S. Dollar for Php56.99. However, if on maturity, the exchange rate settles above Php58.74, PLDT will purchase the U.S. Dollar for Php56.99 plus the excess above Php58.74, and if the exchange rate is lower than Php56.99, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php56.71.

(b)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php56.00 to Php57.00, Smart will purchase the U.S. Dollar for Php56.00. However, if on maturity, the exchange rate settles above Php56.00, Smart will purchase the U.S. Dollar for Php56.00 plus the excess above Php57.00, and if the exchange rate is lower than Php56.00, Smart will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php55.60.

If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php57.41 to Php58.63, Smart will purchase the U.S. Dollar for Php57.41. However, if on maturity, the exchange rate settles above Php57.41, Smart will purchase the U.S. Dollar for Php57.41 plus the excess above Php58.63, and if the exchange rate is lower than Php57.41, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.01.

If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php58.03 to Php59.55, Smart will purchase the U.S. Dollar for Php58.03. However, if on maturity, the exchange rate settles above Php59.55, Smart will purchase the U.S. Dollar for Php58.03 plus the excess above Php59.55, and if the exchange rate is lower than Php58.03, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.71.

(c)
PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2025 and 2024 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date.

If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.58 and Php55.27, PLDT will purchase the U.S. dollar at Php49.58. However, if on fixing date, the exchange rate is beyond Php55.27, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.69, and if the exchange rate is lower than Php49.58, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate.

If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.67 and Php55.35, PLDT will purchase the U.S. dollar at Php49.67. However, if on fixing date, the exchange rate is beyond Php55.35, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.68, and if the exchange rate is lower than Php49.67, PLDT will purchase the U.S. dollar at Php49.67.

The mark-to-market gains amounting to Php452 million and Php239 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2025 and 2024, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php75 million each were recognized as at
December 31, 2025 and 2024. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income is transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php129 million, Php119 million and Php39 million were recognized in our consolidated income statements for the years ended December 31, 2025, 2024 and 2023, respectively. The effective portion of the movements in the fair value amounting to Php164 million and Php209 million were recognized in our consolidated statement of other comprehensive income for the years ended December 31, 2025 and 2024, respectively.

(d)
Smart’s long-term foreign currency option agreements outstanding as at December 31, 2025 and 2024 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00. However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar for Php48.00 plus the excess above Php53.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate. The mark-to-market gains amounting to Php165 million and Php146 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2025 and 2024, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php2 million each were recognized as at December 31, 2025 and 2024. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php43 million and Php52 million were recognized in our consolidated income statements for the years ended December 31, 2025 and 2024, respectively. The effective portion of the movements in the fair value amounting to Php59 million and Php110 million were recognized in our consolidated statement of other comprehensive income for the years ended December 31, 2025 and 2024, respectively.

Our derivative financial instruments as at December 31, 2025 and 2024 are presented in the statements of financial position as follows:

	2025	2024
	(in million pesos)
Asset:
Noncurrent assets	617	385
Current assets	203	30
Liabilities:
Current liabilities (Note 28)	(77)	(97)
Net assets (liabilities)	743	318

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2025 and 2024 are summarized as follows:

	2025	2024
	(in million pesos)
Net mark-to-market gains (losses) at beginning of the period	318	(937)
Gains on derivative financial instruments	157	1,870
Settlements, accretion and others	45	(934)
Net fair value gains on cash flow hedges charged to other comprehensive income	223	319
Net mark-to-market gains at end of the period	743	318

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Gains (losses) on derivative financial instruments	157	1,870	(505)
Hedge costs	(198)	(229)	(238)
Gains (losses) on derivative financial instruments – net (Note 5)	(41)	1,641	(743)

Financial Risk Management Objectives and Policies

The main risks arising from our financial instruments are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk. The importance of managing those risks has significantly increased in light of the considerable change and volatility in both the Philippine and international financial markets. Our Board of Directors reviews and approves policies for managing each of these risks, which are summarized below. We also monitor the market price risk arising from all financial instruments.

Liquidity Risk

Our exposure to liquidity risk refers to the risk that our financial requirements, working capital requirements and planned capital expenditures may not be met.

We manage our liquidity profile to be able to finance our operations and capital expenditures, service our maturing debts and meet our other financial obligations. To cover our financing requirements, we use internally generated funds and proceeds from debt and equity issues and sales of certain assets.

As part of our liquidity risk management program, we regularly evaluate our projected and actual cash flows, including our loan maturity profiles, and continuously assess conditions in the financial markets for opportunities to pursue fund-raising initiatives. These may include bank loans, export credit agency-guaranteed facilities, and issuances in the debt and equity markets.

Any excess funds are primarily invested in short-term and principal-protected bank products that provide flexibility of withdrawing the funds anytime. We also allocate a portion of our cash in longer tenor investments such as fixed income securities issued or guaranteed by the Republic of the Philippines, and Philippine banks and corporates and managed funds. We regularly evaluate available financial products and monitor market conditions for opportunities to enhance yields at acceptable risk levels. Our funding arrangements are designed to keep an appropriate balance between equity and debt and to provide financing flexibility while enhancing our businesses.

Our cash position remains sufficient to support our planned capital expenditure requirements and service our debt and financing obligations; however, we may be required to finance a portion of our future capital expenditures from external financing sources. We have cash and cash equivalents, and short-term investments amounting to Php11,866 million and Php10 million, respectively, as at December 31, 2025, which we can use to meet our short-term liquidity needs. See
Note 15 – Cash and Cash Equivalents. As part of our liquidity management, we assess dividend declarations in light of operating cash flows, funding needs, and financial priorities.

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2025 and 2024:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2025
Financial instruments at amortized cost:	56,238	52,002	4,005	3	228
Debt instruments at amortized cost	370	20	340	—	10
Other financial assets	4,225	339	3,665	3	218
Temporary cash investments	1,369	1,369	—	—	—
Short-term investments	10	10	—	—	—
Retail subscribers	19,369	19,369	—	—	—
Corporate subscribers	21,373	21,373	—	—	—
Foreign administrations	1,615	1,615	—	—	—
Domestic carriers	208	208	—	—	—
Dealers, agents and others	7,699	7,699	—	—	—
Financial instruments at FVPL:	1,030	—	—	—	1,030
Financial assets at fair value through profit or loss	1,030	—	—	—	1,030
Total	57,268	52,002	4,005	3	1,258

December 31, 2024
Financial instruments at amortized cost:	55,039	51,264	3,608	10	157
Debt instruments at amortized cost	395	25	360	10	—
Other financial assets	4,236	831	3,248	—	157
Temporary cash investments	1,464	1,464	—	—	—
Short-term investments	136	136	—	—	—
Retail subscribers	17,516	17,516	—	—	—
Corporate subscribers	20,936	20,936	—	—	—
Foreign administrations	1,254	1,254	—	—	—
Domestic carriers	256	256	—	—	—
Dealers, agents and others	8,846	8,846	—	—	—
Financial instruments at FVPL:	1,101	—	—	—	1,101
Financial assets at fair value through profit or loss	1,101	—	—	—	1,101
Total	56,140	51,264	3,608	10	1,258

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2025 and 2024:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2025
Debt:	396,013	12,663	95,634	73,945	213,771
Principal (1)	296,939	12,240	53,872	51,676	179,151
Interest	99,074	423	41,762	22,269	34,620
Lease obligations	84,616	18,199	23,239	18,452	24,726
Various trade and other obligations:	116,304	113,183	2,026	18	1,077
Suppliers and contractors	49,980	49,896	84	—	—
Utilities and related expenses	50,114	50,113	1	—	—
Carriers and others	2,610	2,610	—	—	—
Employee benefits and other provisions	4,970	4,970	—	—	—
Customer deposits	1,262	—	167	18	1,077
Dividends	2,087	2,087	—	—	—
Others	5,281	3,507	1,774	—	—
Total contractual obligations	596,933	144,045	120,899	92,415	239,574

December 31, 2024
Debt:	385,962	20,335	89,028	69,915	206,684
Principal (1)	283,575	19,610	47,479	47,561	168,925
Interest	102,387	725	41,549	22,354	37,759
Lease obligations	77,244	16,560	19,410	16,178	25,096
Various trade and other obligations:	133,811	131,580	362	24	1,845
Suppliers and contractors	58,568	58,524	44	—	—
Utilities and related expenses	57,029	56,934	95	—	—
Carriers and others	2,534	2,534	—	—	—
Employee benefits and other provisions	9,246	9,246	—	—	—
Customers’ deposits	2,046	—	177	24	1,845
Dividends	2,005	2,005	—	—	—
Others	2,383	2,337	46	—	—
Total contractual obligations	597,017	168,475	108,800	86,117	233,625

(1)
Consists of long-term debt, including current portion, gross of unamortized debt discount/premium and debt issuance costs.

Debt

See Note 20 – Interest-bearing Financial Liabilities – Long-term Debt for a detailed discussion of our debt.

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Within one year	18,199	16,560
After one year but not more than five years	41,691	35,588
More than five years	24,726	25,096
Total	84,616	77,244

Various Trade and Other Obligations

PLDT Group has various obligations to suppliers for the acquisition of network equipment, contractors for services rendered on various projects, foreign administrations and domestic carriers for the access charges, shareholders for unpaid dividends distributions, employees for benefits and other related obligations, and various business and operational related agreements. Total obligations under these various agreements amounted to approximately Php116,304 million and Php133,811 million as at December 31, 2025 and 2024, respectively. See Note 22 – Accounts Payable and Note 23 – Accrued Expenses and Other Current Liabilities.

Commercial Commitments

Major Network Vendors

Significant commitment in respect of major network vendors, net of advances and deliveries, amounted to about
Php19,700 million and Php15,900 million as at December 31, 2025 and 2024.

Other Capital Expenditure Vendors

Commitments related to non-major capital expenditure vendors, net of advances and deliveries amounted to
Php16,900 million and Php11,200 million as at December 31, 2025 and 2024, respectively.

We have no outstanding commercial commitments, in the form of letters of credit, as at December 31, 2025 and 2024.

Collateral

There are no pledges as collaterals with respect to our financial liabilities as at December 31, 2025 and 2024.

Foreign Currency Exchange Risk

Foreign currency exchange risk refers to the potential impact of exchange rate fluctuations on the fair value and future cash flows of financial instruments.

The revaluation of our foreign currency-denominated financial assets and liabilities as a result of the appreciation or depreciation of the Philippine Peso is recognized as foreign exchange gains or losses as at the end of the reporting period. The extent of foreign exchange gains or losses is largely dependent on the amount of foreign currency denominated financial assets and liabilities. While a certain percentage of our revenues are either linked to or denominated in U.S. Dollars, a substantial portion of our capital expenditures, a portion of our indebtedness and related interest expense and a portion of our operating expenses are denominated in foreign currencies, mostly in U.S. Dollars. As such, a strengthening or weakening of the Philippine Peso against the U.S. Dollar will decrease or increase in Philippine Peso terms both the principal amount of our foreign currency-denominated debts and the related interest expense, our foreign currency-denominated capital expenditures and operating expenses as well as our U.S. Dollar-linked and U.S. Dollar-denominated revenues. In addition, many of our financial ratios and other financial tests are affected by the movements in the Philippine Peso to U.S. Dollar exchange rate.

To manage our foreign exchange risks and to stabilize our cash flows in order to improve investment and cash flow planning, we enter into forward foreign exchange contracts, currency option contracts and other hedging products aimed at reducing and/or managing the adverse impact of changes in foreign exchange rates on our operating results and cash flows. Further details of the risk management strategy are recognized in our hedge designation documentation. We use forward foreign exchange purchase contracts, currency swap contracts and currency option contracts to manage the foreign currency risks associated with our foreign currency-denominated financial liabilities. We accounted for these instruments as either cash flow hedges, wherein changes in the fair value are recognized in our consolidated other comprehensive income until the hedged transaction affects our consolidated income statements or transactions not designated as hedges, wherein changes in the fair value are recognized directly as income or expense for the year.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2025 and 2024 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2025
Long-term foreign currency options	385	617	Derivative financial assets – net of current portion
	385	617

December 31, 2024
Long-term foreign currency options	356	385	Derivative financial assets – net of current portion
	356	385

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2025 and 2024 are as follows:

	2025		2024
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Notes 2031	(1,197)	75	(1,360)	75
	(1,197)	75	(1,360)	75

Smart:
US$140M PNB	(147)	2	(207)	2
	(147)	2	(207)	2

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2025 and 2024 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2025
Long-term foreign currency options	(1,344)	Other comprehensive loss
	(1,344)

December 31, 2024
Long-term foreign currency options	(1,567)	Other comprehensive loss
	(1,567)

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2025 and 2024:

	2025		2024
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	10	617	7	385
Total noncurrent financial assets	10	617	7	385
Current Financial Assets
Cash and cash equivalents	63	3,704	52	2,980
Trade and other receivables – net	112	6,593	97	5,596
Derivative assets	4	203	1	30
Current portion of other financial assets	—	7	—	—
Total current financial assets	179	10,507	150	8,606
Total Financial Assets	189	11,124	157	8,991
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	653	38,395	667	38,575
Other noncurrent liabilities	1	33	1	29
Total noncurrent financial liabilities	654	38,428	668	38,604
Current Financial Liabilities
Accounts payable	594	34,932	685	39,621
Accrued expenses and other current liabilities	190	11,182	232	13,448
Current portion of interest-bearing financial liabilities	14	809	14	797
Current portion of derivative financial liabilities	1	77	2	97
Total current financial liabilities	799	47,000	933	53,963
Total Financial Liabilities	1,453	85,428	1,601	92,567

(1)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php58.79 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2025.
(2)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php57.85 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2024.

As at April 27, 2026, the Philippine Peso-U.S. Dollar exchange rate was Php60.68 to US$1.00. Using this exchange rate, our consolidated net foreign currency-denominated financial liabilities would have increased in Philippine Peso terms by Php2,393 million as at December 31, 2025.

Approximately 13% and 14% of our total consolidated debts (net of consolidated debt discount) was denominated in U.S. Dollars as at December 31, 2025 and 2024, respectively. Our consolidated foreign currency-denominated debt decreased to

Php38,879 million as at December 31, 2025 from Php39,015 million as at December 31, 2024. See Note 20 – Interest-bearing Financial Liabilities. The aggregate notional amount of our consolidated outstanding derivatives allocated for debt were US$345 million and US$381 million as at December 31, 2025 and 2024, respectively. Consequently, the unhedged portion of our consolidated debt amounts was 6% (or 5%, net of consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2025 and 2024.

Approximately 15% of our consolidated revenues for the years ended December 31, 2025 and 2024 and 13% for the year ended December 31, 2023 were denominated in U.S. Dollars and/or were linked to U.S. Dollars. Approximately 15%, 14% and 12% of our consolidated expenses for the years ended December 31, 2025, 2024 and 2023, respectively were denominated in U.S. Dollars and/or linked to the U.S. Dollar. In this respect, the higher weighted average exchange rate of the Philippine Peso against the U.S. Dollar increased our revenues and expenses, and consequently, affects our cash flow from operations in Philippine Peso terms. In view of the anticipated continued decline in dollar-denominated/dollar-linked revenues, which provide a natural hedge against our foreign currency exposure, we are progressively refinancing our dollar-denominated debts in Philippine Pesos.

The Philippine Peso depreciated by 1.63% against the U.S. Dollar to Php58.79 to US$1.00 as at December 31, 2025 from Php57.85 to US$1.00 as at December 31, 2024. As a result of our consolidated foreign exchange movements, as well as the amount of our consolidated outstanding net foreign currency financial assets and liabilities, we recognized net consolidated foreign exchange losses of Php550 million and Php36 million for the years ended December 31, 2025 and 2024, respectively and net foreign exchange gains of Php1,149 million for the year ended December 31, 2023.

Management conducted a survey among our banks to determine the outlook of the Philippine Peso-U.S. Dollar exchange rate until December 31, 2025. Our outlook is that the Philippine Peso-U.S. Dollar exchange rate may weaken/strengthen by 2.06% as compared to the exchange rate of Php58.79 to US$1.00 as at December 31, 2025. If the Philippine Peso-U.S. Dollar exchange rate had weakened/strengthened by 2.06% as at December 31, 2025, with all other variables held constant, consolidated profit after tax for the year ended December 31, 2025 and stockholders’ equity as at December 31, 2025 would have been approximately Php858 million and Php32 million, respectively, lower/higher, mainly as a result of consolidated foreign exchange gains and losses on conversion of U.S. Dollar-denominated net assets/liabilities and mark-to-market valuation of derivative financial instruments.

Interest Rate Risk

Interest rate risk arises from fluctuations in market interest rates that may impact the fair value or future cash flows of financial instruments.

Our exposure to the risk of changes in market interest rates relates primarily to our long-term debt obligations with floating interest rates.

Our policy is to manage interest costs through a mix of fixed and variable rate debts. We evaluate the fixed to floating ratio of our loans in line with movements of relevant interest rates in the financial markets. Based on our assessment, new financing will be priced either on a fixed or floating rate basis. We enter into interest rate swap agreements in order to manage our exposure to interest rate fluctuations. Further details of the risk management strategy are recognized in our hedge designation documentation. We make use of hedging instruments and structures solely for reducing or managing financial risk associated with our debt obligations and not for trading purposes.

There are no outstanding interest rate hedges as at December 31, 2025 and 2024.

Fixed rate financial instruments are subject to fair value interest rate risk while floating rate financial instruments are subject to cash flow interest rate risk.

Repricing of our regular floating rate financial instruments is done on intervals of three months and six months, while repricing of our structured floating rate instruments is done every one year or up to five years. Interest on fixed rate financial instruments is fixed until maturity of the particular instrument.

Approximately 67% and 59% of our consolidated debts (net of consolidated debt discount) were variable rate debts as at December 31, 2025 and 2024, respectively. Our consolidated variable rate debt amounted to Php198,347 million and Php166,675 million as at December 31, 2025 and 2024, respectively.

Management conducted a survey among our banks to determine the outlook of the U.S. Dollar and Philippine Peso interest rates until March 31, 2026. Our outlook is that the U.S. Dollar and Philippine Peso interest rates may move 30 basis points, or bps, and 90 bps higher/lower, respectively, as compared to levels as at December 31, 2025. If the U.S. Dollar interest rates had been 30 bps higher/lower as compared to market levels as at December 31, 2025, with all other variables held constant, consolidated profit after tax for the year ended December 31, 2025 and stockholders’ equity as at December 31, 2025 would have been approximately Php1 million and Php31 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions. If the Philippine Peso interest rates had been 90 bps higher/lower as compared to market levels as at December 31, 2025, with all other variables held constant, consolidated profit after tax for the year December 31, 2025 and stockholders’ equity as at December 31, 2025 would have been approximately Php46 million and Php63 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.

Credit Risk

Credit risk arises from the possibility that customers, clients and counterparties may default on their contractual obligations, resulting in financial loss.

We manage and control credit risk by setting limits on the amount of risk we are willing to accept for individual counterparties and by monitoring exposures in relation to such limits.

We trade only with recognized and creditworthy third parties. It is our policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis to reduce our exposure to bad debts.

We established a credit quality review process to provide regular identification of changes in the creditworthiness of counterparties. Our credit quality review process allows us to assess the potential loss as a result of the risks to which we are exposed and allow us to take corrective actions.

Maximum exposure to credit risk of financial assets not subject to impairment

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Financial assets at fair value through profit or loss	1,030	1,101
Current portion of derivative financial assets	203	30
Total	1,233	1,131

Maximum exposure to credit risk of financial assets subject to impairment

The table below shows the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2025 and 2024. The maximum exposure is shown gross before both the effect of mitigation through use of master netting and collateral arrangements. The extent to which collateral and other credit enhancements mitigate the maximum exposure to credit risk is described in the footnotes to the table.

For financial assets recognized on our consolidated statements of financial position as at December 31, 2025 and 2024, the gross exposure to credit risk equal their carrying amount.

For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	December 31, 2025
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	14,980	11,128	—	26,108
Standard grade	1,215	7,914	—	9,129
Substandard grade	6	12,325	—	12,331
Default	270	3,767	15,130	19,167
Gross carrying amount	16,471	35,134	15,130	66,735
Less allowance	270	3,767	15,130	19,167
Carrying amount	16,201	31,367	—	47,568

	December 31, 2024
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	14,059	11,670	—	25,729
Standard grade	440	5,486	—	5,926
Substandard grade	—	14,456	—	14,456
Default	279	3,596	13,600	17,475
Gross carrying amount	14,778	35,208	13,600	63,586
Less allowance	279	3,596	13,600	17,475
Carrying amount	14,499	31,612	—	46,111

Maximum exposure to credit risk after collateral held or other credit enhancements

Collateral held as security for financial assets depends on the nature of the instrument. Debt investment securities are generally unsecured. Estimates of fair value are based on the value of collateral assessed at the time of borrowing and are regularly updated according to internal lending policies and regulatory guidelines. Generally, collateral is not held over loans and advances to us. Collateral usually is not held against investment securities, and no such collateral was held as at December 31, 2025 and 2024.

Our policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by us during the year.

We have not identified significant risk concentrations arising from the nature, type or location of collateral and other credit enhancements held against our credit exposures.

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2025 and 2024, follows:

	December 31, 2025
	Gross Maximum Exposure	Collateral and Other Credit Enhancements(1)	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	47,568	410	47,158
Debt instruments at amortized cost	370	—	370
Other financial assets	3,955	2	3,953
Cash and cash equivalents	11,866	129	11,737
Short-term investments	10	—	10
Corporate subscribers	14,684	240	14,444
Retail subscribers	8,117	39	8,078
Foreign administrations	1,531	—	1,531
Domestic carriers	208	—	208
Dealers, agents and others	6,827	—	6,827
Financial instruments at FVPL:	1,233	—	1,233
Financial assets at FVPL	1,030	—	1,030
Forward foreign exchange contracts	203	—	203
Derivatives used for hedging:	617	—	617
Long-term foreign currency options	617	—	617
Total	49,418	410	49,008

(1) Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2025.

	December 31, 2024
	Gross Maximum Exposure	Collateral and Other Credit Enhancements(1)	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	46,111	427	45,684
Debt instruments at amortized cost	395	—	395
Other financial assets	3,957	—	3,957
Cash and cash equivalents	10,011	44	9,967
Short-term investments	136	—	136
Corporate subscribers	15,023	346	14,677
Retail subscribers	7,650	37	7,613
Foreign administrations	1,177	—	1,177
Domestic carriers	256	—	256
Dealers, agents and others	7,506	—	7,506
Financial instruments at FVPL:	1,131	—	1,131
Financial assets at FVPL	1,101	—	1,101
Forward foreign exchange contracts	30	—	30
Derivatives used for hedging:	385	—	385
Long-term foreign currency options	385	—	385
Total	47,627	427	47,200

(1) Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2024.

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2025 and 2024:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2025
Financial instruments at amortized cost:	66,735	26,108	9,129	12,331	19,167
Debt instruments at amortized cost	370	370	—	—	—
Other financial assets	4,225	3,617	332	6	270
Cash and cash equivalents	11,866	10,983	883	—	—
Short-term investments	10	10	—	—	—
Retail subscribers	19,369	5,472	256	2,389	11,252
Corporate subscribers	21,373	4,412	3,404	6,868	6,689
Foreign administrations	1,615	117	482	932	84
Domestic carriers	208	—	137	71	—
Dealers, agents and others	7,699	1,127	3,635	2,065	872
Financial instruments at FVPL:	1,233	1,227	6	—	—
Financial assets at FVPL	1,030	1,024	6	—	—
Forward foreign exchange contracts	203	203	—	—	—
Derivatives used for hedging:	617	617	—	—	—
Long-term foreign currency options	617	617	—	—	—
Total	68,585	27,952	9,135	12,331	19,167

December 31, 2024
Financial instruments at amortized cost:	63,586	25,729	5,926	14,456	17,475
Debt instruments at amortized cost	395	395	—	—	—
Other financial assets	4,236	3,956	1	—	279
Cash and cash equivalents	10,011	9,572	439	—	—
Short-term investments	136	136	—	—	—
Retail subscribers	17,516	5,381	171	2,098	9,866
Corporate subscribers	20,936	5,124	886	9,013	5,913
Foreign administrations	1,254	139	381	657	77
Domestic carriers	256	—	135	121	—
Dealers, agents and others	8,846	1,026	3,913	2,567	1,340
Financial instruments at FVPL:	1,131	1,126	5	—	—
Financial assets at FVPL	1,101	1,096	5	—	—
Forward foreign exchange contracts	30	30	—	—	—
Derivatives used for hedging:	385	385	—	—	—
Long-term foreign currency options	385	385	—	—	—
Total	65,102	27,240	5,931	14,456	17,475

(1)
This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.
(2)
This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

The aging analysis of past due but not impaired class of financial assets as at December 31, 2025 and 2024 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2025
Financial instruments at amortized cost:	66,735	35,237	3,695	1,275	7,361	19,167
Debt instruments at amortized cost	370	370	—	—	—	—
Other financial assets	4,225	3,949	—	—	6	270
Cash and cash equivalents	11,866	11,866	—	—	—	—
Short-term investments	10	10	—	—	—	—
Retail subscribers	19,369	5,728	2,028	326	35	11,252
Corporate subscribers	21,373	7,816	1,315	788	4,765	6,689
Foreign administrations	1,615	599	269	138	525	84
Domestic carriers	208	137	57	9	5	—
Dealers, agents and others	7,699	4,762	26	14	2,025	872
Financial instruments at FVPL:	1,233	1,233	—	—	—	—
Financial assets at FVPL	1,030	1,030	—	—	—	—
Forward foreign exchange contracts	203	203	—	—	—	—
Derivatives used for hedging:	617	617	—	—	—	—
Long-term foreign currency options	617	617	—	—	—	—
Total	68,585	37,087	3,695	1,275	7,361	19,167

December 31, 2024
Financial instruments at amortized cost:	63,586	31,655	5,927	586	7,943	17,475
Debt instruments at amortized cost	395	395	—	—	—	—
Other financial assets	4,236	3,957	—	—	—	279
Cash and cash equivalents	10,011	10,011	—	—	—	—
Short-term investments	136	136	—	—	—	—
Retail subscribers	17,516	5,552	1,710	248	140	9,866
Corporate subscribers	20,936	6,010	3,182	548	5,283	5,913
Foreign administrations	1,254	520	232	158	267	77
Domestic carriers	256	135	73	17	31	—
Dealers, agents and others	8,846	4,939	730	(385)	2,222	1,340
Financial instruments at FVPL:	1,131	1,131	—	—	—	—
Financial assets at FVPL	1,101	1,101	—	—	—	—
Forward foreign exchange contracts	30	30	—	—	—	—
Derivatives used for hedging:	385	385	—	—	—	—
Long-term foreign currency options	385	385	—	—	—	—
Total	65,102	33,171	5,927	586	7,943	17,475

Capital Management Risk

We aim to achieve an optimal capital structure in pursuit of our business objectives, which include maintaining healthy capital ratios and strong credit ratings and maximizing shareholder value.

Our approach to capital management focuses on balancing the allocation of cash and the incurrence of debt as we seek new investment opportunities for new businesses and growth areas. On August 5, 2014, the PLDT Board of Directors approved an amendment to our dividend policy, increasing the dividend payout rate to 75% from 70% of our core EPS as regular dividends. However, in view of our elevated capital expenditures to build-out a robust, superior network to support the continued growth of data traffic, plans to invest in new adjacent businesses that will complement the current business and provide future sources of profits and dividends, and management of our cash and gearing levels, the PLDT Board of Directors approved on August 2, 2016, the amendment of our dividend policy, reducing the regular dividend payout to 60% of core EPS. Starting 2019, we base our dividend payout on telco core income. In declaring dividends, we take into consideration the interest of our shareholders, as well as our working capital, capital expenditures and debt servicing requirements. The retention of earnings may be necessary to meet the funding requirements of our business expansion and development programs.

As part of the dividend policy, in the event no investment opportunities arise, we may consider the option of returning additional cash to our shareholders in the form of special dividends or share buybacks. Philippine corporate regulations prescribe, however, that we can only pay out dividends or make capital distribution up to the amount of our unrestricted retained earnings.

Some of our debt instruments contain covenants that impose maximum leverage ratios. In addition, our credit ratings from the international credit ratings agencies are based on our ability to remain within certain leverage ratios.

No changes were made in our objectives, policies or processes for managing capital during the years ended
December 31, 2025, 2024 and 2023.